PAYABLES AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
PAYABLES AND ACCRUED LIABILITIES

NOTE 6 —PAYABLES AND ACCRUED LIABILITIES

The trade payables and accrued liabilities as of March 31, 2025 and September 30, 2024 were as follows:

	March 31, 2025	September 30, 2024
Accounts payable	$71,489	$1,186
Accrued liabilities	70,219	19,817
Other payables	9,865	10,329
Total	$151,573	$31,332

NOTE 6 — PAYABLES AND ACCRUED LIABILITIES

The payables and accrued liabilities for the years ended September 30, 2024 and 2023 were as follows:

	September 30, 2024	September 30, 2023
Accounts payable	$1,186	$116,839
Accrued liabilities	19,817	21,883
Other payables	10,329	1,678
Total	$31,332	$140,400

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS